UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-10071

                          Oppenheimer Emerging Growth Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


          Registrant's telephone number, including area code: (303) 768-3200
                                                              --------------

                       Date of fiscal year end: October 31

           Date of reporting period: November 1, 2003 - April 30, 2004



Item 1.  Reports to Stockholders.

STATEMENT OF INVESTMENTS  April 30, 2004 / Unaudited

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------
 COMMON STOCKS--102.8%
-------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--14.4%
-------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--4.1%
 Chicago Pizza &
 Brewery, Inc. 1                             45,400         $    600,188
-------------------------------------------------------------------------
 Multimedia
 Games, Inc. 1                               22,900              510,212
-------------------------------------------------------------------------
 Ruby Tuesday, Inc.                          19,000              568,480
-------------------------------------------------------------------------
 Scientific Games
 Corp., Cl. A 1                              71,100            1,282,644
-------------------------------------------------------------------------
 Shuffle Master, Inc. 1                      21,600              707,400
-------------------------------------------------------------------------
 Station Casinos, Inc.                       16,000              721,280
                                                            -------------
                                                               4,390,204

-------------------------------------------------------------------------
 HOUSEHOLD DURABLES--1.5%
 Meritage Corp. 1                            14,500              983,825
-------------------------------------------------------------------------
 Standard Pacific Corp.                      10,900              549,796
                                                            -------------
                                                               1,533,621

-------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.0%
 Coldwater Creek, Inc. 1                     21,600              444,744
-------------------------------------------------------------------------
 Priceline.com, Inc. 1                       27,200              659,056
                                                            -------------
                                                               1,103,800

-------------------------------------------------------------------------
 LEISURE EQUIPMENT & PRODUCTS--2.0%
 Marvel Enterprises,
 Inc. 1                                     113,900            2,162,961
-------------------------------------------------------------------------
 MEDIA--1.6%
 Cumulus Media,
 Inc., Cl. A 1                               18,500              388,870
-------------------------------------------------------------------------
 Radio One, Inc. 1                           24,800              473,184
-------------------------------------------------------------------------
 Radio One, Inc., Cl. D 1                    22,700              430,392
-------------------------------------------------------------------------
 TiVo, Inc. 1                                64,600              452,846
                                                            -------------
                                                               1,745,292

-------------------------------------------------------------------------
 SPECIALTY RETAIL--3.5%
 American Eagle
 Outfitters, Inc. 1                          27,200              698,768
-------------------------------------------------------------------------
 Big 5 Sporting Goods
 Corp. 1                                     36,300              900,966
-------------------------------------------------------------------------
 Urban Outfitters, Inc. 1                    28,800            1,329,696
-------------------------------------------------------------------------
 West Marine, Inc. 1                         27,200              790,976
                                                            -------------
                                                               3,720,406

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
-------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.7%
 Quicksilver, Inc. 1                         31,800         $    687,834
-------------------------------------------------------------------------
 CONSUMER STAPLES--1.8%
-------------------------------------------------------------------------
 FOOD PRODUCTS--1.0%
 Sanderson Farms, Inc.                       29,600            1,100,528
-------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.8%
 NBTY, Inc. 1                                22,700              843,532
-------------------------------------------------------------------------
 ENERGY--2.2%
-------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.7%
 Maverick Tube Corp. 1                       34,500              780,735
-------------------------------------------------------------------------
 OIL & GAS--1.5%
 Brigham
 Exploration Co. 1                           91,800              788,562
-------------------------------------------------------------------------
 Spinnaker
 Exploration Co. 1                           20,800              741,936
                                                            -------------
                                                               1,530,498

-------------------------------------------------------------------------
 FINANCIALS--5.3%
-------------------------------------------------------------------------
 CAPITAL MARKETS--0.5%
 National Financial
 Partners Corp.                              18,700              584,375
-------------------------------------------------------------------------
 COMMERCIAL BANKS--1.1%
 UCBH Holdings, Inc.                         12,000              444,240
-------------------------------------------------------------------------
 Westcorp                                    16,500              727,650
                                                           -------------
                                                               1,171,890

-------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--1.5%
 CapitalSource, Inc. 1                       31,200              657,072
-------------------------------------------------------------------------
 Investors Financial
 Services Corp.                              15,100              586,937
-------------------------------------------------------------------------
 Raymond James
 Financial, Inc.                             12,150              305,208
                                                            -------------
                                                               1,549,217

-------------------------------------------------------------------------
 INSURANCE--0.6%
 Bristol West
 Holdings, Inc. 1                            10,900              223,450
-------------------------------------------------------------------------
 Direct General Corp.                        10,300              368,225
                                                            -------------
                                                                 591,675

-------------------------------------------------------------------------
 REAL ESTATE--0.8%
 Orleans
 Homebuilders, Inc. 1                        45,400              821,286

11 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.8%
 Commercial Capital
 Bancorp, Inc. 1                             50,100         $    884,766
--------------------------------------------------------------------------------
 HEALTH CARE--25.6%
--------------------------------------------------------------------------------
 BIOTECHNOLOGY--8.1%
 Digene Corp. 1                              36,900            1,309,950
--------------------------------------------------------------------------------
 Gen-Probe, Inc. 1                           35,700            1,190,238
--------------------------------------------------------------------------------
 LifeCell Corp. 1                            63,600              572,400
--------------------------------------------------------------------------------
 Martek Biosciences
 Corp. 1                                     31,300            1,987,237
--------------------------------------------------------------------------------
 Medarex, Inc. 1                             27,200              259,216
--------------------------------------------------------------------------------
 Pharmacyclics, Inc. 1                       64,800              771,120
--------------------------------------------------------------------------------
 QLT
 PhotoTherapeutics,
 Inc. 1                                      65,500            1,766,535
--------------------------------------------------------------------------------
 VaxGen, Inc. 1                              51,500              780,225
                                                            -------------
                                                               8,636,921

--------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--6.2%
 BioLase
 Technology, Inc. 1                          38,700              498,456
--------------------------------------------------------------------------------
 Endocardial
 Solutions, Inc. 1                           72,600              588,060
--------------------------------------------------------------------------------
 I-Flow Corp. 1                              59,000              863,760
--------------------------------------------------------------------------------
 Inamed Corp. 1                              16,300              959,092
--------------------------------------------------------------------------------
 Kyphon, Inc. 1                              38,800              973,880
--------------------------------------------------------------------------------
 Palomar Medical
 Technologies, Inc. 1                        88,600            1,394,564
--------------------------------------------------------------------------------
 Possis Medical, Inc. 1                      20,000              508,600
--------------------------------------------------------------------------------
 Sonic Innovations, Inc. 1                   81,700              747,555
                                                            -------------
                                                               6,533,967

--------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--5.3%
 Bio-Imaging
 Technologies, Inc. 1,2                     112,400              574,908
--------------------------------------------------------------------------------
 eResearch
 Technology, Inc. 1                          61,350            1,931,298
--------------------------------------------------------------------------------
 HealthExtras, Inc. 1                        54,500              693,240
--------------------------------------------------------------------------------
 Omnicell, Inc. 1                            54,500              751,010
--------------------------------------------------------------------------------
 Symbion, Inc. 1                             24,200              394,460
--------------------------------------------------------------------------------
 TLC Vision Corp. 1                          50,000              594,000
--------------------------------------------------------------------------------
 Ventiv Health, Inc. 1                       46,400              652,848
                                                            -------------
                                                               5,591,764

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 PHARMACEUTICALS--6.0%
 Able Laboratories, Inc. 1                   18,200         $    350,350
--------------------------------------------------------------------------------
 Angiotech
 Pharmaceuticals, Inc. 1                     41,400              863,190
--------------------------------------------------------------------------------
 Axcan Pharma, Inc. 1                        36,300              621,819
--------------------------------------------------------------------------------
 DOV Pharmaceutical,
 Inc. 1,2                                    44,700              773,757
--------------------------------------------------------------------------------
 First Horizon
 Pharmaceutical Corp. 1                      54,500              845,295
--------------------------------------------------------------------------------
 Impax
 Laboratories, Inc. 1                        33,600              699,216
--------------------------------------------------------------------------------
 K-V Pharmaceutical
 Co., Cl. A 1                                10,100              242,602
--------------------------------------------------------------------------------
 MGI Pharma, Inc. 1                          27,400            1,693,868
--------------------------------------------------------------------------------
 Penwest
 Pharmaceuticals Co. 1                       20,000              318,000
                                                            -------------
                                                               6,408,097

--------------------------------------------------------------------------------
 INDUSTRIALS--8.9%
--------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--6.0%
 Bennett
 Environmental, Inc. 1                       32,300              363,698
--------------------------------------------------------------------------------
 Corinthian
 Colleges, Inc. 1                            81,000            2,480,220
--------------------------------------------------------------------------------
 Gevity HR, Inc.                             29,300              645,479
--------------------------------------------------------------------------------
 Intersections, Inc. 1                        1,800               44,460
--------------------------------------------------------------------------------
 Sylvan Learning
 Systems, Inc. 1                             34,000            1,198,500
--------------------------------------------------------------------------------
 Universal Technical
 Institute, Inc. 1                           35,700            1,588,293
                                                            -------------
                                                               6,320,650

--------------------------------------------------------------------------------
 MACHINERY--0.5%
 Ceradyne, Inc. 1                            19,900              567,946
--------------------------------------------------------------------------------
 ROAD & RAIL--1.9%
 Landstar System, Inc. 1                     18,200              818,272
--------------------------------------------------------------------------------
 Pacer International,
 Inc. 1                                      31,200              586,560
--------------------------------------------------------------------------------
 Yellow Roadway
 Corp. 1                                     18,500              629,925
                                                            -------------
                                                               2,034,757

12 | OPPENHEIMER EMERGING GROWTH FUND

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 TRADING COMPANIES & DISTRIBUTORS--0.5%
 MSC Industrial
 Direct Co., Inc., Cl. A                     17,400         $    498,684
--------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--44.2%
--------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--8.5%
 ADTRAN, Inc.                                52,000            1,274,520
--------------------------------------------------------------------------------
 Airspan Networks, Inc. 1                    72,600              387,684
--------------------------------------------------------------------------------
 Arris Group, Inc. 1                         92,200              551,356
--------------------------------------------------------------------------------
 Audiocodes Ltd. 1                           85,500              801,990
--------------------------------------------------------------------------------
 Ditech
 Communications
 Corp. 1                                     72,600            1,043,988
--------------------------------------------------------------------------------
 F5 Networks, Inc. 1                         31,600              802,640
--------------------------------------------------------------------------------
 Ixia 1                                      50,500              450,965
--------------------------------------------------------------------------------
 Performance
 Technologies, Inc. 1                       101,900            1,323,681
--------------------------------------------------------------------------------
 Powerwave
 Technologies, Inc. 1                        53,700              363,549
--------------------------------------------------------------------------------
 Sierra Wireless, Inc. 1                     22,400              500,640
--------------------------------------------------------------------------------
 Telular Corp. 1                             68,100              757,953
--------------------------------------------------------------------------------
 UTStarcom, Inc. 1                           28,800              758,880
                                                            -------------
                                                               9,017,846

--------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--1.6%
 Lexar Media, Inc. 1                         70,200              652,860
--------------------------------------------------------------------------------
 Network Engines, Inc. 1                    110,700              369,738
--------------------------------------------------------------------------------
 Novatel Wireless, Inc. 1                    49,300              726,682
                                                            -------------
                                                               1,749,280

--------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--4.5%
 Aeroflex, Inc. 1                            90,800            1,142,264
--------------------------------------------------------------------------------
 CellStar Corp. 1                            65,600              457,232
--------------------------------------------------------------------------------
 FLIR Systems, Inc. 1                        22,700            1,064,857
--------------------------------------------------------------------------------
 Merix Corp. 1                               21,400              332,770
--------------------------------------------------------------------------------
 Plexus Corp. 1                              39,500              568,010
--------------------------------------------------------------------------------
 Staktek Holdings, Inc. 1                    35,900              323,100
--------------------------------------------------------------------------------
 TTM Technologies,
 Inc. 1                                      34,700              385,517
--------------------------------------------------------------------------------
 Veeco Instruments,
 Inc. 1                                      22,700              516,425
                                                            -------------
                                                               4,790,175

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--9.0%
 Aladdin Knowledge
 Systems Ltd. 1                              51,200         $  1,046,528
--------------------------------------------------------------------------------
 Ask Jeeves, Inc. 1                          18,200              645,554
--------------------------------------------------------------------------------
 Blue Coat
 Systems, Inc. 1                             10,000              445,910
--------------------------------------------------------------------------------
 Digital River, Inc. 1                       38,500              991,375
--------------------------------------------------------------------------------
 Digitas, Inc. 1                             46,000              455,860
--------------------------------------------------------------------------------
 eCollege.com, Inc. 1                        50,000              904,000
--------------------------------------------------------------------------------
 Ivillage, Inc. 1                            81,700              522,880
--------------------------------------------------------------------------------
 National Information
 Consortium, Inc. 1                         178,300              928,943
--------------------------------------------------------------------------------
 Netease.com, Inc.,
 ADR 1                                       10,500              430,710
--------------------------------------------------------------------------------
 SINA Corp. 1                                30,900              880,650
--------------------------------------------------------------------------------
 SonicWALL, Inc. 1                           70,500              504,780
--------------------------------------------------------------------------------
 SupportSoft, Inc. 1                        111,000            1,097,790
--------------------------------------------------------------------------------
 VeriSign, Inc. 1                            40,900              659,717
                                                            -------------
                                                               9,514,697

--------------------------------------------------------------------------------
 IT SERVICES--1.8%
 Aquantive, Inc. 1                           45,000              452,250
--------------------------------------------------------------------------------
 Cognizant Technology
 Solutions Corp. 1                           16,600              718,116
--------------------------------------------------------------------------------
 Intelligroup, Inc. 1                       115,900              700,036
                                                            -------------
                                                               1,870,402

--------------------------------------------------------------------------------
 OFFICE ELECTRONICS--0.9%
 Metrologic
 Instruments, Inc. 1                         61,600              968,352
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT--11.0%
 AMIS Holdings, Inc. 1                       37,400              539,345
--------------------------------------------------------------------------------
 Atheros
 Communications, Inc. 1                      35,800              505,854
--------------------------------------------------------------------------------
 ATI Technologies, Inc. 1                    39,500              574,725
--------------------------------------------------------------------------------
 ATMI, Inc. 1                                27,200              600,576
--------------------------------------------------------------------------------
 Diodes, Inc. 1                              28,700              623,077
--------------------------------------------------------------------------------
 Exar Corp. 1                                62,100              947,646
--------------------------------------------------------------------------------
 Integrated Device
 Technology, Inc. 1                          45,400              610,630
--------------------------------------------------------------------------------
 Integrated Silicon
 Solution, Inc. 1                            50,800              697,484


13 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                            MARKET VALUE
                                             SHARES           SEE NOTE 1
--------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT Continued
 LTX Corp. 1                                 41,700         $    455,781
--------------------------------------------------------------------------------
 Microsemi Corp. 1                           54,500              592,415
--------------------------------------------------------------------------------
 OmniVision
 Technologies, Inc. 1                        48,300            1,077,187
--------------------------------------------------------------------------------
 ON Semiconductor
 Corp. 1                                     81,400              393,162
--------------------------------------------------------------------------------
 PLX Technology, Inc. 1                      36,300              471,174
--------------------------------------------------------------------------------
 Silicon
 Laboratories, Inc. 1                        20,600              971,290
--------------------------------------------------------------------------------
 Skyworks
 Solutions, Inc. 1                           81,700              699,352
--------------------------------------------------------------------------------
 TranSwitch Corp. 1                         244,400              393,484
--------------------------------------------------------------------------------
 Trident
 Microsystems, Inc. 1                        50,300              697,661
--------------------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1                       70,000              384,300
--------------------------------------------------------------------------------
 Vitesse
 Semiconductor Corp. 1                       95,900              410,452
                                                            -------------
                                                              11,645,595

--------------------------------------------------------------------------------
 SOFTWARE--6.9%
 Activision, Inc. 1                         113,900            1,715,334
--------------------------------------------------------------------------------
 Altiris, Inc. 1                             31,200              789,360
--------------------------------------------------------------------------------
 Captiva Software
 Corp. 1                                     36,300              391,677
--------------------------------------------------------------------------------
 FileNet Corp. 1                             24,100              661,786
--------------------------------------------------------------------------------
 InterVoice-Brite, Inc. 1                    70,000              871,500
--------------------------------------------------------------------------------
 Macromedia, Inc. 1                          37,600              774,560
--------------------------------------------------------------------------------
 Magma Design
 Automation, Inc. 1                          49,800              928,272
--------------------------------------------------------------------------------
 ScanSoft, Inc. 1                           109,000              529,740
--------------------------------------------------------------------------------
 Sonic Solutions, Inc. 1                     37,600              677,176
                                                            -------------
                                                               7,339,405

--------------------------------------------------------------------------------
 MATERIALS--0.4%
--------------------------------------------------------------------------------
 METALS & MINING--0.4%
 GrafTech
 International Ltd. 1                        50,900              451,483
                                                            -------------
 Total Common Stocks
 (Cost $104,924,775)                                         109,142,641

                                                            MARKET VALUE
                                              UNITS           SEE NOTE 1
--------------------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
--------------------------------------------------------------------------------
 Discovery Laboratories,
 Inc. Wts., Exp. 9/20/10 1,2
 (Cost $0)                                    6,800         $     53,900

                                          PRINCIPAL
                                             AMOUNT
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--3.6%
--------------------------------------------------------------------------------
 Undivided interest of 0.69% in joint
 repurchase agreement (Principal
 Amount/Market Value $554,815,000,
 with a maturity value of $554,860,310)
 with PaineWebber, Inc., 0.98%, dated
 4/30/04, to be repurchased at
 $3,801,310 on 5/3/04, collateralized
 by Federal National Mortgage Assn.,
 5.50%--6.50%, 7/1/32--11/1/33, with
 a value of $566,733,053
 (Cost $3,801,000)                       $3,801,000            3,801,000

--------------------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $108,725,775)                          106.4%         112,997,541
--------------------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                                  (6.4)          (6,839,856)
                                              ----------------------------------
 NET ASSETS                                   100.0%        $106,157,685
                                              ==================================


FOOTNOTES TO STATEMENT OF INVESTMENTS
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted. See Note 5 of Notes to Financial Statements.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

14 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2004
--------------------------------------------------------------------------------
 ASSETS
--------------------------------------------------------------------------------
 Investments, at value (cost $108,725,775)--see accompanying
 statement of investments                                          $112,997,541
--------------------------------------------------------------------------------
 Cash                                                                   169,678
--------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       831,353
 Shares of beneficial interest sold                                     470,414
 Interest and dividends                                                   9,281
 Other                                                                    4,478
                                                                   -------------
 Total assets                                                       114,482,745

--------------------------------------------------------------------------------
 LIABILITIES
--------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                4,672,137
 Shares of beneficial interest redeemed                               3,575,710
 Distribution and service plan fees                                      23,226
 Transfer and shareholder servicing agent fees                           21,148
 Shareholder communications                                              14,504
 Trustees' compensation                                                   2,976
 Other                                                                   15,359
                                                                   -------------
 Total liabilities                                                    8,325,060

--------------------------------------------------------------------------------
 NET ASSETS                                                        $106,157,685
                                                                   =============

--------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
--------------------------------------------------------------------------------
 Paid-in capital                                                   $106,198,610
--------------------------------------------------------------------------------
 Accumulated net investment loss                                     (1,011,927)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investments                        (3,300,764)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments                           4,271,766
                                                                   -------------
 NET ASSETS                                                        $106,157,685
                                                                   =============

15 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of $60,926,256 and
 6,483,158 shares of beneficial interest outstanding)            $9.40
 Maximum offering price per share (net asset value
 plus sales charge of 5.75% of offering price)                   $9.97
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $22,606,370 and 2,476,197
 shares of beneficial interest outstanding)                      $9.13
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $16,370,186 and 1,790,918
 shares of beneficial interest outstanding)                      $9.14
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable
 contingent deferred sales charge) and offering price per
 share (based on net assets of $2,988,912 and 321,518 shares
 of beneficial interest outstanding)                             $9.30
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price
 per share (based on net assets of $3,265,961 and 342,306
 shares of beneficial interest outstanding)                      $9.54

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

16 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2004
--------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------
 Dividends                                                       $     41,372
--------------------------------------------------------------------------------
 Interest                                                              11,246
                                                                 ---------------
 Total investment income                                               52,618

--------------------------------------------------------------------------------
 EXPENSES
--------------------------------------------------------------------------------
 Management fees                                                      559,725
--------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                               79,261
 Class B                                                              115,337
 Class C                                                               81,635
 Class N                                                                7,312
--------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                               87,210
 Class B                                                               50,307
 Class C                                                               29,272
 Class N                                                                5,911
 Class Y                                                                   57
--------------------------------------------------------------------------------
 Shareholder communications:
 Class A                                                               12,216
 Class B                                                                8,440
 Class C                                                                3,595
 Class N                                                                  682
--------------------------------------------------------------------------------
 Custodian fees and expenses                                           16,585
--------------------------------------------------------------------------------
 Trustees' compensation                                                 2,186
--------------------------------------------------------------------------------
 Other                                                                 15,677
                                                                 ---------------
 Total expenses                                                     1,075,408
 Less reduction to custodian expenses                                    (631)
 Less voluntary waiver of transfer and
 shareholder servicing agent fees:
 Class B                                                              (10,221)
 Class C                                                               (1,121)
 Class N                                                                 (581)
 Class Y                                                                   (4)
                                                                 ---------------
 Net expenses                                                       1,062,850

--------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                               (1,010,232)

--------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
--------------------------------------------------------------------------------
 Net realized gain on investments                                   6,307,629
--------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments             (16,654,313)

--------------------------------------------------------------------------------
 NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS            $(11,356,916)
                                                                 ===============

 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER EMERGING GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                 SIX MONTHS           YEAR
                                                      ENDED          ENDED
                                             APRIL 30, 2004    OCTOBER 31,
                                                (UNAUDITED)           2003
---------------------------------------------------------------------------
 OPERATIONS
---------------------------------------------------------------------------
 Net investment loss                           $ (1,010,232)   $  (833,591)
---------------------------------------------------------------------------
 Net realized gain                                6,307,629      5,534,053
---------------------------------------------------------------------------
 Net change in unrealized appreciation
 (depreciation)                                 (16,654,313)    23,236,139
                                               ----------------------------
 Net increase (decrease) in net assets
 resulting from operations                      (11,356,916)    27,936,601

---------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
---------------------------------------------------------------------------
 Net increase in net assets resulting
 from beneficial interest transactions:
 Class A                                          7,928,689     23,540,294
 Class B                                          4,477,238      8,157,568
 Class C                                          4,371,056      5,135,955
 Class N                                            872,494      1,182,442
 Class Y                                            723,843      1,354,893

---------------------------------------------------------------------------
 NET ASSETS
---------------------------------------------------------------------------
 Total increase                                   7,016,404     67,307,753
---------------------------------------------------------------------------
 Beginning of period                             99,141,281     31,833,528
                                               ----------------------------
 End of period (including accumulated
 net investment  loss of $1,011,927
 and $1,695, respectively)                     $106,157,685    $99,141,281
                                               ============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

18 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS

                                                                             SIX MONTHS                             YEAR
                                                                                  ENDED                            ENDED
                                                                         APRIL 30, 2004                         OCT. 31,
  Class A                                                                   (UNAUDITED)       2003       2002     2001 1
-------------------------------------------------------------------------------------------------------------------------

 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.30     $ 5.84     $ 8.45     $10.00
-------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                               (.08)      (.08)      (.10)      (.03)
 Net realized and unrealized gain (loss)                                           (.82)      4.54      (2.51)     (1.49)
                                                                                -----------------------------------------
 Total from investment operations                                                  (.90)      4.46      (2.61)     (1.52)
-------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --         --         --       (.03)
-------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 9.40     $10.30     $ 5.84     $ 8.45
                                                                                =========================================

-------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                               (8.74)%    76.37%    (30.89)%   (15.22)%
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $60,926    $59,396    $19,310    $20,392
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $66,472    $28,386    $24,497    $16,941
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                              (1.51)%    (1.48)%    (1.35)%    (0.57)%
 Total expenses                                                                    1.60%      1.77%      1.85%      1.58%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                                    N/A 4     1.72%      1.78%       N/A 4
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                            108%       204%       263%       214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                             SIX MONTHS                              YEAR
                                                                                  ENDED                             ENDED
                                                                         APRIL 30, 2004                          OCT. 31,
  Class B                                                                   (UNAUDITED)        2003       2002     2001 1
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.05      $ 5.74     $ 8.38     $10.00
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                               (.10)       (.09)      (.12)      (.07)
 Net realized and unrealized gain (loss)                                           (.82)       4.40      (2.52)     (1.52)
                                                                                ------------------------------------------
 Total from investment operations                                                  (.92)       4.31      (2.64)     (1.59)
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --          --         --       (.03)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 9.13      $10.05     $ 5.74     $ 8.38
                                                                                ==========================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                               (9.16)%     75.09%    (31.50)%   (15.96)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $22,606     $20,520     $6,395     $3,866
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $23,204     $10,544     $6,979     $2,256
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                              (2.39)%     (2.20)%    (2.22)%    (1.78)%
 Total expenses                                                                    2.57%       2.83%      2.74%      2.47%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                                   2.48%       2.44%      2.67%       N/A 4
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                            108%        204%       263%       214%



1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | OPPENHEIMER EMERGING GROWTH FUND

                                                                             SIX MONTHS                              YEAR
                                                                                  ENDED                             ENDED
                                                                         APRIL 30, 2004                          OCT. 31,
  Class C                                                                   (UNAUDITED)        2003       2002     2001 1
--------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.06      $ 5.75     $ 8.39     $10.00
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                               (.10)       (.11)      (.08)      (.04)
 Net realized and unrealized gain (loss)                                           (.82)       4.42      (2.56)     (1.54)
                                                                                ------------------------------------------
 Total from investment operations                                                  (.92)       4.31      (2.64)     (1.58)
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --          --         --       (.03)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 9.14      $10.06     $ 5.75     $ 8.39
                                                                                ==========================================

--------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                               (9.15)%     74.96%    (31.47)%   (15.88)%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                       $16,370     $13,887     $4,877     $2,356
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                              $16,428     $ 6,649     $3,061     $1,022
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                              (2.36)%     (2.22)%    (2.25)%    (1.76)%
 Total expenses                                                                    2.46%       2.65%      2.72%      2.46%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                                   2.45%       2.47%      2.65%     N/A 4
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                            108%        204%       263%       214%

1. For the period from November 1, 2000 (commencement of operations) to October
31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

21 | OPPENHEIMER EMERGING GROWTH FUND

FINANCIAL HIGHLIGHTS  Continued

                                                                             SIX MONTHS                            YEAR
                                                                                  ENDED                           ENDED
                                                                         APRIL 30, 2004                        OCT. 31,
 Class N                                                                    (UNAUDITED)       2003       2002    2001 1
------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.21     $ 5.81     $ 8.43     $8.28
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                                               (.09)      (.10)      (.08)     (.05)
 Net realized and unrealized gain (loss)                                           (.82)      4.50      (2.54)      .20
                                                                                ----------------------------------------
 Total from investment operations                                                  (.91)      4.40      (2.62)      .15
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --         --         --        --
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 9.30     $10.21     $ 5.81     $8.43
                                                                                ========================================

------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                               (8.91)%    75.73%    (31.08)%    1.81%
------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                        $2,989     $2,425       $594       $34
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                               $2,942     $1,125       $412       $16
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                              (1.88)%    (1.76)%    (1.63)%   (1.69)%
 Total expenses                                                                    2.01%      2.14%      2.18%     2.03%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                                   1.97%      2.00%      2.11%      N/A 4
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                            108%       204%       263%      214%



1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER EMERGING GROWTH FUND

                                                                              SIX MONTHS                               YEAR
                                                                                  ENDED                              ENDED
                                                                         APRIL 30, 2004                           OCT. 31,
 Class Y                                                                    (UNAUDITED)         2003       2002     2001 1
---------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                                            $10.43       $ 5.88     $ 8.47     $10.00
---------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                                                      (.06)        (.09)      (.08)       .02
 Net realized and unrealized gain (loss)                                           (.83)        4.64      (2.51)     (1.51)
                                                                                -------------------------------------------
 Total from investment operations                                                  (.89)        4.55      (2.59)     (1.49)
---------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                                                --           --         -        (.04)
---------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                                                  $ 9.54       $10.43     $ 5.88     $ 8.47
                                                                                ===========================================

---------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                                               (8.53)%      77.38%    (30.58)%   (14.99)%
---------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)                                        $3,266       $2,913       $657       $232
---------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                                               $3,460       $1,449       $532       $ 30
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                                              (0.96)%      (0.92)%    (0.84)%    (0.97)%
 Total expenses                                                                    1.06%        1.15%      1.48%      3.87%
 Expenses after expense reimbursement or fee waiver and
 reduction to custodian expenses                                                    N/A 4,5      N/A 4     1.29%      1.28%
---------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                                           108%          204%       263%       214%

1. For the period from November 1, 2000 (commencement of operations) to October 31, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Emerging Growth Fund (the Fund) is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of The New York Stock Exchange (the Exchange), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

24 | OPPENHEIMER EMERGING GROWTH FUND

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. These balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of April 30, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $3,262,472 expiring by 2012. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2004 and the year ended October 31, 2003, the Fund used $6,307,629 and $5,140,037, respectively, of carryforward to offset capital gains realized.

 As of October 31, 2003, the Fund had available for federal income tax purposes an unused capital loss carryforward as follows:

                              EXPIRING
                              ----------------------
                              2010        $9,570,101

25 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2004, the Fund's projected benefit obligations were increased by $550 and payments of $188 were made to retired trustees, resulting in an accumulated liability of $2,056 as of April 30, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. For purposes of determining the amount owed to the Trustee under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or in other Oppenheimer funds selected by the Trustee. The Fund does purchase shares of the funds selected for deferral by the Trustee in amounts equal to his or her deemed investment, resulting in a Fund asset equal to the deferred compensation liability. Such assets are included as a component of "Other" within the asset section of the Statement of Assets and Liabilities. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

26 | OPPENHEIMER EMERGING GROWTH FUND

    In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

            SIX MONTHS ENDED APRIL 30, 2004     YEAR ENDED OCTOBER 31, 2003
                     SHARES          AMOUNT         SHARES           AMOUNT
----------------------------------------------------------------------------
 CLASS A
 Sold            3,095,542     $ 32,446,140      6,075,182     $ 51,242,510
 Redeemed       (2,378,716)     (24,517,451)    (3,613,483)     (27,702,216)
                ------------------------------------------------------------
 Net increase      716,826     $  7,928,689      2,461,699      $23,540,294
                ============================================================
----------------------------------------------------------------------------
 CLASS B
 Sold              899,751     $  9,202,316      1,756,252     $ 14,456,517
 Redeemed         (465,312)      (4,725,078)      (828,442)      (6,298,949)
                ------------------------------------------------------------
 Net increase      434,439     $  4,477,238        927,810     $  8,157,568
                ============================================================
----------------------------------------------------------------------------
 CLASS C
 Sold              913,643     $  9,338,456      1,820,923     $ 15,186,788
 Redeemed         (502,969)      (4,967,400)    (1,289,240)     (10,050,833)
                ------------------------------------------------------------
 Net increase      410,674     $  4,371,056        531,683     $  5,135,955
                ============================================================
----------------------------------------------------------------------------
 CLASS N
 Sold              143,247     $  1,480,882        264,715     $  2,110,308
 Redeemed          (59,255)        (608,388)      (129,515)        (927,866)
                ------------------------------------------------------------
 Net increase       83,992     $    872,494        135,200     $  1,182,442
                ============================================================
----------------------------------------------------------------------------
 CLASS Y
 Sold              156,360     $  1,690,666        274,183     $  2,217,398
 Redeemed          (93,396)        (966,823)      (106,636)        (862,505)
                ------------------------------------------------------------
 Net increase       62,964     $    723,843        167,547     $  1,354,893
                ============================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2004, were $142,913,848 and $121,331,304, respectively.

27 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund. Effective January 1, 2004, the agreement provides for a fee at an annual rate of 1.00% of the first $200 million of average net assets, 0.95% of the next $200 million, 0.90% of the next $200 million, and 0.85% of average annual net assets over $600 million. Prior to January 1, 2004, the Fund pays the Manager an advisory fee at an annual rate with slightly different breakpoints, as follows: 1.00% of the first $500 million of average annual net assets, 0.90% of the next $500 million and 0.85% of average annual net assets over $1 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended April 30, 2004, the Fund paid $160,803 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees for all classes to 0.35% of average annual net assets per class. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions quarterly for providing personal services and maintenance of accounts of their customers that hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the Plan are detailed in the Statement of Operations.
-------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of those shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent

28 | OPPENHEIMER EMERGING GROWTH FUND
 trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at April 30, 2004 for Class B, Class C and Class N shares were $406,701, $221,346 and $29,662, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                              CLASS A              CLASS B             CLASS C            CLASS N
                         CLASS A           CONTINGENT           CONTINGENT          CONTINGENT         CONTINGENT
                       FRONT-END             DEFERRED             DEFERRED            DEFERRED           DEFERRED
                   SALES CHARGES        SALES CHARGES        SALES CHARGES       SALES CHARGES      SALES CHARGES
 SIX MONTHS          RETAINED BY          RETAINED BY          RETAINED BY         RETAINED BY        RETAINED BY
 ENDED               DISTRIBUTOR          DISTRIBUTOR          DISTRIBUTOR         DISTRIBUTOR        DISTRIBUTOR
---------------------------------------------------------------------------------------------------------------------------
 April 30, 2004         $103,292                  $--              $24,575              $3,848               $835

--------------------------------------------------------------------------------
 5. ILLIQUID OR RESTRICTED SECURITIES
 As of April 30, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of April 30, 2004 was $1,402,565, which represents 1.32% of the Fund's net assets, all of which are considered restricted. Information concerning restricted securities is as follows:

                                                                                                             UNREALIZED
                                                ACQUISITION                     VALUATION AS OF            APPRECIATION
 SECURITY                                             DATES        COST          APRIL 30, 2004          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Bio-Imaging Technologies, Inc.                     9/12/03    $688,450                $574,908              $(113,542)
 Discovery Laboratories, Inc. Wts.,
 Exp. 9/20/10                                       6/18/03          --                  53,900                 53,900
 DOV Pharmaceutical, Inc.                           3/15/04     778,312                 773,757                 (4,555)

29 | OPPENHEIMER EMERGING GROWTH FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2004.


--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

30 | OPPENHEIMER EMERGING GROWTH FUND

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

Item 3.  Audit Committee Financial Expert

         The Board of Trustees of the registrant has determined that the registrant does not have an audit committee financial expert serving on its Audit Committee. In this regard, no member of the Audit Committee was identified as having all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an "audit committee financial expert," whether through the type of specialized education or experience described in that Instruction. The Board has concluded that while the members of the Audit Committee collectively have the necessary attributes and experience required to serve effectively as an Audit Committee, no single member possesses all of the required technical attributes through the particular methods of education or experience set forth in the Instructions to be designated as an audit committee financial expert.

Item 4.  Principal Accountant Fees and Services

         Not applicable to semiannual reports.

Item 5.  Not applicable

Item 6.  Schedule of Investments

         Not applicable

Item 7.  Not applicable

Item 8.  Not applicable

Item 9.  Submission of Matters to a Vote of Security Holders

         The Board is responsible for approving nominees for election as trustees. To assist in this task, the Board has designated the Audit Committee as the nominating committee for the Board. It reviews and recommends nominees to the Board. The Committee is comprised entirely of disinterested trustees as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The Audit Committee charter describes the responsibilities of the Committee in nominating candidates for election as independent Trustees of the Registrant. The Registrant's Board has adopted a written charter for the Committee. A current copy of the Audit Committee charter is available to shareholders on the OppenheimerFunds website at www.oppenheimerfunds.com.

          Under the current policy, if the Board determines that a vacancy exists or is likely to exist on the Board, the Audit Committee of the Board will consider candidates for Board membership including recommended by Registrant shareholders. The Audit Committee will consider nominees recommended by independent Board members or recommended by any other Board members including Board members affiliated with the Registrant's investment advisors. The Committee may, upon Board approval, retain an executive search firm to assist in screening potential candidates. Upon Board approval, the Audit Committee may also use the services of legal, financial, or other external counsel that it deems necessary or desirable in the screening process. Shareholders wishing to submit a nominee for election to the Board may do so by mailing their submission to the offices of OppenheimerFunds, Inc., 6803 South Tucson Way, Centennial, CO 80112, to the attention of the Board of Trustees of the named Registrant, c/o the Secretary of the Registrant.

         The Committee's process for identifying and evaluating nominees for trustees includes a number of factors. In screening candidates for board membership, whether the candidate is suggested by Board members, shareholders or others, the Committee considers the candidate's professional experience, soundness of judgment, integrity, ability to make independent, analytical inquiries, collegiality, willingness and ability to devote the time required to perform Board activities adequately, ability to represent the interests of all shareholders of the Registrant, and diversity relative to the board's composition. Candidates are expected to provide a mix of attributes, experience, perspective and skills necessary to effectively advance the interests of shareholders.

Item 10.  Controls and Procedures

         (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 11.  Exhibits.

(a) Exhibit attached hereto. (Attach code of ethics as exhibit)

(b) Exhibits attached hereto. (Attach certifications as exhibits)